Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following presents financial information by segment for the three months ended June 30, 2023:

(In $ millions)	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	236.9	(81.8)	155.1
Related party revenue	—	32.4	32.4
Gain on disposal	—	0.2	0.2
Rig operating and maintenance expenses	(169.7)	80.2	(89.5)
Depreciation of non-current assets (1)	(27.6)	(0.4)	(28.0)
General and administrative expenses (1)	—	(10.3)	(10.3)
Income from equity method investments	—	3.9	3.9
Operating income including equity method investments	39.6	24.2	63.8

Total assets	3,276.9	(280.8)	2,996.1
The following presents financial information by segment for the three months ended June 30, 2022:

(in $ millions)	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	139.3	(51.6)	87.7
Related party revenue	—	17.6	17.6
Gain on disposal	—	0.7	0.7
Rig operating and maintenance expenses	(115.9)	50.4	(65.5)
Depreciation of non-current assets (1)	(29.1)	(0.4)	(29.5)
Impairment of non-current assets	(124.4)	—	(124.4)
General and administrative expenses (1)	—	(9.6)	(9.6)
Loss from equity method investments	—	(1.1)	(1.1)
Operating (loss) / income including equity method investments	(130.1)	6.0	(124.1)

Total assets	3,226.5	(236.0)	2,990.5
The following presents financial information by segment for the six months ended June 30, 2023:

(In $ millions)	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	454.7	(157.9)	296.8
Related party revenue	—	62.7	62.7
Gain on disposal	—	0.3	0.3
Rig operating and maintenance expenses	(329.7)	154.7	(175.0)
Depreciation of non-current assets (1)	(55.4)	(0.8)	(56.2)
General and administrative expenses (1)	—	(22.7)	(22.7)
Income from equity method investments	—	6.3	6.3
Operating income including equity method investments	69.6	42.6	112.2
The following presents financial information by segment for the six months ended June 30, 2022:

(in $ millions)	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	254.8	(103.8)	151.0
Related party revenue	—	36.3	36.3
Gain on disposal	—	0.7	0.7
Rig operating and maintenance expenses	(222.2)	101.1	(121.1)
Depreciation of non-current assets (1)	(58.2)	(0.8)	(59.0)
Impairment of non-current assets	(124.4)	—	(124.4)
General and administrative expenses (1)	—	(18.8)	(18.8)
Income from equity method investments	—	—	—
Operating (loss) / income including equity method investments	(150.0)	14.7	(135.3)
(1) General and administrative expenses and depreciation expense incurred by our corporate office are not allocated to our operating segment for purposes of measuring segment operating income / (loss) and are included in "Reconciling items." (2) The full operating results included above for our equity method investments are not included within our consolidated results and thus are deducted under "Reconciling items" and replaced with our income / (loss) from equity method investments (see Note 6 - Equity Method Investments).
Revenues by Geographic Area
The following presents our revenues by geographic area:

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
South East Asia	58.5	39.1	110.4	69.9
West Africa	45.9	24.6	89.3	46.9
Mexico	43.0	17.5	82.5	36.4
Middle East	31.6	5.1	62.2	5.1
Europe	8.5	19.0	15.1	29.0
Total	187.5	105.3	359.5	187.3

Major Customers by Reporting Segments
The following customers accounted for more than 10% of our dayrate and related party revenues:

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
(In % of operating revenues)
Perfomex	17%	9%	18%	11%
ENI Congo S.A.	14%	—%	14%	—%
Saudi Arabian Oil Company	13%	—%	13%	—%
PTT Exploration and Production Public Company Limited	9%	14%	9%	16%
Total	53%	23%	36%	16%
Fixed Assets — Jack-up rigs (1)

Long-lived Assets by Geographic Areas
The following presents the net book value of our jack-up rigs by geographic area:

	June 30, 2023	December 31, 2022
(In $ millions)
South East Asia	842.5	832.5
Mexico	661.3	675.5
Middle East	553.0	481.2
West Africa	448.8	507.0
Europe	93.3	92.9
Total	2,598.9	2,589.1
(1) The fixed assets referred to in the table above excludes assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenues or operating profits generated by such assets during the associated periods.